Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Global Secured Options Portfolio - Advisor Shares | Global Secured Options Portfolio - Advisor Shares
Prospectus [Line Items]
Average Annual Return, Percent		22.48%	10.44%	7.70%
Global Secured Options Portfolio - Advisor Shares | Global Secured Options Portfolio - Advisor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		20.66%	7.80%	2.32%
Global Secured Options Portfolio - Advisor Shares | Global Secured Options Portfolio - Advisor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]	14.02%	7.38%	4.19%
Global Secured Options Portfolio - Advisor Shares | MSCI ACWI Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		22.34%	11.19%	11.72%
Global Secured Options Portfolio - Institutional Shares | Global Secured Options Portfolio - Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		22.48%	10.44%	7.70%
Global Secured Options Portfolio - Institutional Shares | Global Secured Options Portfolio - Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		20.66%	7.80%	2.32%
Global Secured Options Portfolio - Institutional Shares | Global Secured Options Portfolio - Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[2]	14.02%	7.38%	4.19%
Global Secured Options Portfolio - Institutional Shares | MSCI ACWI Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		22.34%	11.19%	11.72%

[1]	In certain cases, the Return After Taxes on Distribution and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
[2]	In certain cases, the Return After Taxes on Distribution and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.